SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	$ 438	$ 1,200
Less: share-based compensation expenses capitalized in construction in progress	0	(409)
Share-based compensation expenses recognized in General and administrative expenses	$ 438	$ 791